Transactions with Related Parties - Schedule of Key Management Personnel (Details) - USD ($)	6 Months Ended	18 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Key Management Personnel [Abstract]
Short term benefits	$ 469,346	$ 448,016
Share based compensation	22,996
Total	$ 492,342	$ 448,016